Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Current assets	R$ 19,060,868	R$ 18,644,678
Cash and cash equivalents	5,762,081	3,393,377
Trade accounts receivable	8,182,667	8,719,497
Inventories	633,100	578,003
Income and social contribution taxes recoverable	519,277	411,595
Taxes, charges and contributions recoverable	2,512,293	4,176,362
Judicial deposits and garnishments	177,433	277,468
Prepaid expenses	859,766	686,503
Derivative financial instruments	5,902	19,282
Other assets	408,349	382,591
Non-current assets	89,677,510	89,645,044
Short-term investments pledged as collateral	46,280	63,766
Trade accounts receivable	379,898	440,453
Taxes, charges and contributions recoverable	824,324	841,198
Deferred taxes	138,641	171,042
Judicial deposits and garnishments	2,766,945	3,393,417
Prepaid expenses	194,511	220,082
Derivative financial instruments	63,514	52,881
Other assets	184,254	235,738
Investments	144,433	104,251
Property, plant and equipment	44,352,593	42,847,264
Intangible assets	40,582,117	41,274,952
TOTAL ASSETS	108,738,378	108,289,722
LIABILITIES AND EQUITY
Current liabilities	17,875,084	17,732,088
Personnel, social charges and benefits	764,329	752,246
Trade accounts payable	6,613,004	6,871,799
Income and social contribution taxes payable	1,693	6,585
Taxes, charges and contributions payable	1,607,434	1,139,812
Dividends and interest on equity	3,865,998	3,587,417
Provisions and contingencies	417,653	374,445
Deferred income	506,806	506,181
Loans, financing, debentures and leases	3,682,472	4,126,490
Derivative financial instruments	8,864	1,921
Other liabilities	406,831	365,192
Non-current liabilities	21,306,530	20,102,056
Personnel, social charges and benefits	3,679	36,028
Income and social contribution taxes payable	96,252	86,512
Taxes, charges and contributions payable	319,358	285,055
Deferred taxes	4,414,540	3,146,453
Provisions and contingencies	5,192,478	5,160,973
Deferred income	239,438	211,901
Loans, financing, debentures and leases	9,556,694	9,698,183
Derivative financial instruments	66,116	54,212
Other liabilities	1,417,975	1,422,739
TOTAL LIABILITIES	39,181,614	37,834,144
Equity	69,556,764	70,455,578
Capital	63,571,416	63,571,416
Capital reserves	1,182,263	1,165,463
Income reserves	3,149,679	3,492,387
Other comprehensive income acumulated	65,888	30,737
Additional proposed dividends	1,587,518	2,195,575
TOTAL LIABILITIES AND EQUITY	R$ 108,738,378	R$ 108,289,722